LVIP Wellington Capital Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.01%
Aerospace & Defense–1.53%
Airbus SE	136,137	$ 4,557,867
General Dynamics Corp.	25,278	5,768,692
		10,326,559
Automobiles–0.67%
†Tesla, Inc.	21,803	4,523,250
		4,523,250
Beverages–0.90%
Constellation Brands, Inc. Class A	26,972	6,092,705
		6,092,705
Broadline Retail–5.70%
†Amazon.com, Inc.	318,558	32,903,856
†Etsy, Inc.	49,896	5,554,922
		38,458,778
Capital Markets–2.90%
Blackstone, Inc.	69,543	6,108,657
MSCI, Inc.	5,123	2,867,292
S&P Global, Inc.	30,712	10,588,576
		19,564,525
Consumer Finance–1.39%
American Express Co.	56,778	9,365,531
		9,365,531
Energy Equipment & Services–1.45%
Schlumberger NV	199,942	9,817,152
		9,817,152
Financial Services–11.06%
†Adyen NV	4,359	6,945,752
†Block, Inc.	109,370	7,508,251
†FleetCor Technologies, Inc.	52,393	11,047,064
Global Payments, Inc.	88,155	9,277,432
Mastercard, Inc. Class A	81,741	29,705,497
Visa, Inc. Class A	45,296	10,212,436
		74,696,432
Ground Transportation–1.25%
†Uber Technologies, Inc.	265,559	8,418,220
		8,418,220
Health Care Equipment & Supplies–5.09%
†Align Technology, Inc.	14,767	4,934,245
†Boston Scientific Corp.	242,887	12,151,637
†Insulet Corp.	24,413	7,786,771
Stryker Corp.	33,254	9,493,019
		34,365,672
Health Care Providers & Services–3.41%
Elevance Health, Inc.	11,313	5,201,831
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	37,668	$ 17,801,520
		23,003,351
Hotels, Restaurants & Leisure–2.40%
†Airbnb, Inc. Class A	68,524	8,524,386
Hilton Worldwide Holdings, Inc.	54,447	7,669,949
		16,194,335
Insurance–1.84%
Marsh & McLennan Cos., Inc.	37,574	6,257,950
Progressive Corp.	43,114	6,167,889
		12,425,839
Interactive Media & Services–6.71%
†Alphabet, Inc. Class C	294,997	30,679,688
†Meta Platforms, Inc. Class A	36,015	7,633,019
†ZoomInfo Technologies, Inc.	283,230	6,998,613
		45,311,320
IT Services–2.84%
†MongoDB, Inc.	34,462	8,033,782
†Okta, Inc.	73,950	6,377,448
†Snowflake, Inc. Class A	9,848	1,519,448
†VeriSign, Inc.	15,413	3,257,229
		19,187,907
Life Sciences Tools & Services–3.21%
Agilent Technologies, Inc.	30,279	4,188,797
Danaher Corp.	24,994	6,299,488
†Illumina, Inc.	29,464	6,851,853
†Mettler-Toledo International, Inc.	2,828	4,327,434
		21,667,572
Machinery–0.31%
IDEX Corp.	9,023	2,084,584
		2,084,584
Personal Care Products–0.78%
Estee Lauder Cos., Inc. Class A	21,438	5,283,609
		5,283,609
Pharmaceuticals–1.52%
Zoetis, Inc.	61,811	10,287,823
		10,287,823
Professional Services–2.55%
Equifax, Inc.	41,924	8,503,864
TransUnion	140,337	8,720,541
		17,224,405
Semiconductors & Semiconductor Equipment–8.56%
†Advanced Micro Devices, Inc.	105,398	10,330,058
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV	6,451	$ 4,391,260
Marvell Technology, Inc.	92,312	3,997,110
Microchip Technology, Inc.	99,861	8,366,355
Monolithic Power Systems, Inc.	6,686	3,346,610
NVIDIA Corp.	98,426	27,339,790
		57,771,183
Software–17.92%
†Atlassian Corp. Class A	43,616	7,465,751
†Autodesk, Inc.	30,940	6,440,470
†Ceridian HCM Holding, Inc.	86,701	6,348,247
Intuit, Inc.	13,285	5,922,852
Microsoft Corp.	258,619	74,559,858
†nCino, Inc.	56,007	1,387,853
†Salesforce, Inc.	61,676	12,321,631
†ServiceNow, Inc.	14,054	6,531,175
		120,977,837
Specialized REITs–1.68%
American Tower Corp.	39,116	7,992,963
Equinix, Inc.	4,673	3,369,420
		11,362,383
Specialty Retail–1.41%
TJX Cos., Inc.	121,067	9,486,810
		9,486,810
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–9.54%
Apple, Inc.	390,762	$ 64,436,654
		64,436,654
Textiles, Apparel & Luxury Goods–2.39%
†Lululemon Athletica, Inc.	23,910	8,707,783
NIKE, Inc. Class B	60,558	7,426,833
		16,134,616
Total Common Stock (Cost $403,445,977)		668,469,052

MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	2,954,923	2,954,923
Total Money Market Fund (Cost $2,954,923)		2,954,923

TOTAL INVESTMENTS–99.45% (Cost $406,400,900)	671,423,975
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	3,740,973
NET ASSETS APPLICABLE TO 14,624,956 SHARES OUTSTANDING–100.00%	$675,164,948

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$661,523,300	$6,945,752	$—	$668,469,052
Money Market Fund	2,954,923	—	—	2,954,923
Total Investments	$664,478,223	$6,945,752	$—	$671,423,975
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Capital Growth Fund–3